Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease Liabilities [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2020 - 2028	2020 - 2028
Original value	$ 33,118	$ 41,432
Carrying amount	$ 15,646	$ 24,553
Lease Liabilities [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%	10.00%
Lease Liabilities [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	11.00%	11.00%
INR 1 [Member] | Secured bank loans [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2020 - 2026	2020 - 2026
Original value	$ 1,288	$ 1,471
Carrying amount	$ 735	$ 1,031
INR 1 [Member] | Secured bank loans [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.00%	7.00%
INR 1 [Member] | Secured bank loans [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	11.00%	11.00%
USD [Member] | Convertible notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.39%
Year of maturity	2024
Original value	$ 230,000
Carrying amount	$ 187,574